Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	Amendment 1
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019